Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Provision and Reversal for the Allowance of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	₩ 9,595	₩ 6,415	₩ 1,923
Reversal	(1,091)	(1,181)	(2,406)
Total	8,504	5,234	(483)
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	7,466	4,297	1,537
Reversal	(385)	(229)	(1,144)
Total	7,081	4,068	393
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	237	202	170
Reversal	(15)	(316)	(982)
Total	222	(114)	(812)
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	1,892	1,916	216
Reversal	(691)	(636)	(280)
Total	₩ 1,201	₩ 1,280	₩ (64)